Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500 as of December 31, 2025 and 2024:

	2025	2024
Total net assets available for benefits per the financial statements	$1,324,320,023	$1,148,090,503
Less: current year employer and employee receivables	(3,529,307)	(1,899,166)
Total net assets available for benefits per the Form 5500	$1,320,790,716	$1,146,191,337

The following is a reconciliation of the total increase in net assets available for benefits per the financial statements to the Form 5500 for the year ended December 31, 2025:

2025
Increase in net assets per the financial statements	$176,229,520
Less: current year employer and employee receivables	(3,529,307)
Add: prior year employer and employee receivables	1,899,166
Net income per the Form 5500	$174,599,379